Trade and other receivables (Tables)	3 Months Ended
Nov. 30, 2024
Trade and other receivables
Schedule of trade and other receivables

	As at	As at
	November 30,	August 31,
	2024	2024
	$	$
Trade receivables	51,681	26,222
Sales taxes receivable	78,595	104,270
Other receivables	8,163	8,164
	138,439	138,656

Schedule of aging analysis of receivables

	As at	As at
	November 30,	August 31,
	2024	2024
	$	$
0 – 30	22,572	—
31 – 60	—	21,603
61 – 90	3,532	—
91 and over	25,577	4,619
	51,681	26,222